Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Risk management
Schedule of maximum credit risk exposure by type of product of Loans and advances to customers

			Change December 31, 2017
			vs. December 31, 2016
			Millions of
Credit Risk Exposure to Customers	12/31/2016	12/31/2017	Pesos	%

Payroll loans	27,315	29,844	2,529	9.26%
Personal loans	21,990	23,291	1,301	5.92%
Automotive	37	247	210	567.57%
Credit cards	51,537	54,372	2,835	5.50%
Mortgages	132,414	134,196	1,782	1.35%
SMEs	67,895	72,279	4,384	6.46%
Middle-market corporations	148,385	166,783	18,398	12.40%
Institutions	33,101	34,766	1,665	5.03%
Global corporate clients	121,356	116,189	(5,167)	(4.26)%
Guarantees and documentary credits	62,065	78,812	16,747	26.98%

	666,095	710,779	44,684	6.71%

Schedule of distribution of interest rate risk by maturity

The table below shows the distribution of interest rate risk by maturity as of December 31, 2015. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter. (Millions of pesos):

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months		6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	101,554	47,337	—	1		10	37	36	9	54,124
Loans	603,402	287,578	50,898	42,918		24,782	75,456	35,830	93,113	(7,173)
Trade Finance		—	—	—		—	—	—	—	—
Intragroup	127	—	—	—		—	—	—	—	127
Securities	370,279	29,778	11,311	4,971		3,061	54,743	11,938	16,862	237,615
Permanent	5,310	—	—	—		—	—	—	—	5,310
Other Assets	55,407	—	—	—		—	—	—	—	55,407
Total Balance Sheet Assets	1,136,079	364,693	62,209	47,890		27,853	130,236	47,804	109,984	345,410
Money Market	(251,123)	(24,661)	(17,503)	—		—	—	—	—	(208,959)
Deposits	(467,936)	(213,996)	(7,887)	(1,951)		(22,852)	(221,250)	—	—	—
Trade Finance	(518)	—	—	—		—	—	—	—	(518)
Intragroup	—	—	—	—		—	—	—	—	—
Long-Term Funding	(162,331)	(57,480)	(395)	(737)		(1,801)	(7,890)	(26,924)	(27,078)	(40,026)
Equity	(98,424)	—	—	—		—	—	—	—	(98,424)
Other Liabilities	(75,886)	—	—	—		—	—	—	—	(75,886)
Total Balance Sheet Liabilities	(1,056,218)	(296,137)	(25,785)	(2,688)		(24,653)	(229,140)	(26,924)	(27,078)	(423,813)
Total Balance Sheet Gap	79,861	68,556	36,424	45,202	—	3,200	(98,904)	20,880	82,906	(78,403)
Total Off-Balance Sheet Gap	(9,233)	14,184	(896)	(5,505)		(638)	(1,990)	1,797	(3,916)	(12,269)
Total Structural Gap		82,741	35,527	39,696		2,561	(100,894)	22,678	78,991	(90,673)
Accumulated Gap		82,741	118,268	157,965		160,526	59,632	82,310	161,301	70,627

The interest rate risk in the balance sheet management portfolios, measured in terms of sensitivity of the NIM at one year to a parallel increase of 100 basis points in the yield curve, remained stable throughout 2016 under 1,100 million pesos, mainly due to the short-term repricing of the credit portfolio. At the end of December 2016, the risk consumption measured in terms of 100 basis points sensitivity of the MVE stood under 3,700 million pesos.

The table below shows the distribution of interest rate risk by maturity as of December 31, 2016. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter. (Millions of pesos):

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	146,736	38,460	203	104	11	44	32	—	107,882
Loans	647,729	349,076	45,789	42,250	36,673	82,230	37,336	67,475	(13,100)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	343	—	—	—	—	—	—	—	343
Securities	356,407	46,103	11,459	5,643	2,428	84,499	7,459	25,513	173,303
Permanent	5,535	—	—	—	—	—	—	—	5,535
Other Assets	84,864	—	—	—	—	—	—	—	84,864
Total Balance Sheet Assets	1,241,614	433,639	57,451	47,997	39,112	166,773	44,827	92,988	358,827
Money Market	(205,188)	(44,538)	(22,754)	(2,364)	—	—	—	—	(135,532)
Deposits	(551,067)	(239,723)	(12,275)	(2,824)	(31,574)	(264,671)	—	—	—
Trade Finance	(308)	—	—	—	—	—	—	—	(308)
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(179,255)	(62,846)	(1,061)	(4,070)	(2,678)	(35,274)	(7,255)	(36,420)	(29,651)
Equity	(105,283)	—	—	—	—	—	—	—	(105,283)
Other Liabilities	(114,846)	—	—	—	—	—	—	—	(114,846)
Total Balance Sheet Liabilities	(1,155,947)	(347,107)	(36,090)	(9,258)	(34,252)	(299,945)	(7,255)	(36,420)	(385,620)
Total Balance Sheet Gap	85,667	86,532	21,361	38,739	4,860	(133,172)	37,572	56,568	(26,793)
Total Off-Balance Sheet Gap	(6,638)	9,323	4,698	(5,031)	(1,266)	5,995	(3,781)	(11,111)	(5,464)
Total Structural Gap		95,854	26,058	33,708	3,594	(127,178)	33,791	45,457	(32,255)
Accumulated Gap		95,854	121,912	155,620	159,214	32,036	65,827	111,284	79,028

The interest rate risk in the balance sheet management portfolios, measured in terms of sensitivity of the net interest margin (NIM) at one year to a parallel increase of 100 basis points in the yield curve, remained stable throughout 2017 under 900 million pesos, mainly due to the short-term repricing of the credit portfolio. At the end of December 2017, the risk consumption measured in terms of 100 basis points sensitivity of the MVE stood under 3,000 million pesos.

The table below shows the distribution of interest rate risk by maturity as of December 31, 2017. The reported amounts include estimated interest on fixed and variable rate instruments. Interest on variable rate instruments is determined using the rate in effect as of the balance sheet date for the first scheduled interest payment and amounts are determined based on the contractual spread for each period thereafter. (Millions of pesos):

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	80,851	41,236	—	11	11	41	10	—	39,543
Loans	697,027	357,785	62,290	27,359	28,877	99,802	45,376	75,518	20
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(72)	—	—	—	—	—	—	—	(72)
Securities	346,672	23,391	16,893	39,293	1,845	63,697	14,855	31,081	155,618
Permanent	472	—	—	—	—	—	—	—	472
Other Assets	185,908	—	—	—	—	—	—	—	185,908
Total Balance Sheet Assets	1,310,858	422,412	79,183	66,663	30,733	163,540	60,241	106,599	381,489
Money Market	(113,294)	(20,523)	(791)	—	—	—	—	—	(91,981)
Deposits	(597,248)	(567,359)	(15,954)	(9,378)	(4,535)	(22)	—	—	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(184,681)	(62,590)	(6,173)	(5,922)	(6,396)	(36,660)	(35,173)	(2,869)	(28,898)
Equity	(116,134)	—	—	—	—	—	—	—	(116,134)
Other Liabilities	(198,480)	—	—	—	—	—	—	—	(198,480)
Total Balance Sheet Liabilities	(1,209,837)	(650,472)	(22,918)	(15,300)	(10,931)	(36,682)	(35,173)	(2,869)	(435,493)
Total Balance Sheet Gap	101,021	(228,060)	56,265	51,363	19,802	126,858	25,068	103,730	(54,004)
Total Off-Balance Sheet Gap	(561)	31,675	2,142	(2,719)	(606)	(35)	(6,798)	(24,220)	—
Total Structural Gap		(196,385)	58,407	48,644	19,196	126,823	18,270	79,510	(54,004)
Accumulated Gap		(196,385)	(137,978)	(89,334)	(70,138)	56,685	74,955	154,465	100,461

Schedule of distribution of liquidity risk by maturity

The table below shows the distribution of the liquidity risk by maturity as of December 31, 2015. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented. (Millions of pesos):

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	101,555	75,574	—	1	10	37	36	9	25,888
Loans	670,748	93,701	61,645	51,329	66,744	168,012	88,055	148,435	(7,173)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	127	—	—	—	—	—	—	—	127
Securities	355,313	323,750	1	1	1	6,031	—	—	25,529
Permanent	5,310	—	—	—	—	—	—	—	5,310
Other Assets	55,407	—	—	—	—	—	—	—	55,407
Total Balance Sheet Assets	1,188,460	493,025	61,646	51,331	66,755	174,080	88,091	148,444	105,088
Money Market	(251,504)	(229,432)	(519)	(3,714)	(12,572)	(2,539)	(1,348)	—	(1,380)
Deposits	(467,936)	(154,085)	(48,524)	(86)	(16,381)	(248,860)	—	—	—
Trade Finance	(518)	—	—	—	—	—	—	—	(518)
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(163,148)	(27,491)	(7,943)	(13,383)	(17,693)	(40,129)	(29,220)	(27,289)	—
Equity	(98,424)	—	—	—	—	—	—	—	(98,424)
Other Liabilities	(75,886)	—	—	—	—	—	—	—	(75,886)
Total Balance Sheet Liabilities	(1,057,416)	(411,008)	(56,986)	(17,183)	(46,646)	(291,528)	(30,568)	(27,289)	(176,208)
Total Balance Sheet Gap	131,044	82,017	4,660	34,148	20,109	(117,448)	57,523	121,155	(71,120)
Total Off-Balance Sheet Gap	(5,398)	966	449	(451)	(1,323)	(623)	2,147	(3,980)	(2,583)
Total Structural Gap		82,983	5,110	33,696	18,786	(118,072)	59,669	117,176	(73,702)
Accumulated Gap		82,983	88,094	121,790	140,576	22,504	82,173	199,349	125,647

The table below shows the distribution of the liquidity risk by maturity as of December 31, 2016. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented. (Millions of pesos):

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	146,748	105,566	203	104	11	44	32	—	40,788
Loans	726,450	101,397	66,892	62,277	89,069	197,379	86,306	136,230	(13,100)
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	343	—	—	—	—	—	—	—	343
Securities	330,254	290,900	—	1	1	11,511	—	—	27,841
Permanent	5,535	—	—	—	—	—	—	—	5,535
Other Assets	85,864	—	—	—	—	—	—	—	84,864
Total Balance Sheet Assets	1,295,194	497,863	67,095	62,382	89,081	208,934	86,338	136,230	146,271
Money Market	(205,899)	(174,477)	(4,406)	(842)	(19,379)	(1,276)	(2,947)	—	(2,572)
Deposits	(551,068)	(178,389)	(57,904)	(152)	(21,348)	(293,275)	—	—	—
Trade Finance	(308)	—	—	—	—	—	—	—	(308)
Intragroup	-	—	—	—	—	—	—	—	—
Long-Term Funding	(183,446)	(18,762)	(9,763)	(17,956)	(16,861)	(68,710)	(14,747)	(36,647)	—
Equity	(105,283)	—	—	—	—	—	—	—	(105,283)
Other Liabilities	(114,846)	—	—	—	—	—	—	—	(114,846)
Total Balance Sheet Liabilities	(1,160,850)	(371,628)	(72,073)	(18,950)	(57,588)	(363,261)	(17,694)	(36,647)	(223,009)
Total Balance Sheet Gap	134,344	126,235	(4,978)	43,432	31,493	(154,327)	68,644	99,583	(76,738)
Total Off-Balance Sheet Gap	3,474	178,907	4,463	744	(2,149)	7,714	(3,086)	1,324	(184,443)
Total Structural Gap		305,142	(515)	44,175	29,343	(146,612)	65,558	100,907	(261,180)
Accumulated Gap		305,142	304,627	348,802	378,146	231,533	297,092	397,999	136,819

The table below shows the distribution of the liquidity risk by maturity as of December 31, 2017. The reported amounts include cash flows from interest on fixed and variable rate instruments. The interest on variable rate instruments is determined using the forward interest rates for each period presented. (Millions of pesos):

	Total	0 - 1 Months	1 - 3 Months	3 - 6 Months	6 - 12 Months	1 - 3 Years	3 - 5 Years	> 5 Years	Not Sensitive

Money Market	80,851	41,236	—	11	11	41	10	—	39,543
Loans	774,862	53,125	64,611	68,058	101,213	234,382	106,830	146,624	20
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	(72)	—	—	—	—	—	—	—	(72)
Securities	372,029	330,590	123	192	381	1,523	2,855	11,441	24,924
Permanent	11,652	—	—	—	—	—	—	—	11,652
Other Assets	174,727	—	—	—	—	—	—	—	174,727
Total Balance Sheet Assets	1,414,049	424,951	64,734	68,261	101,605	235,946	109,695	158,065	250,794
Money Market	(113,294)	(20,523)	(791)	—	—	—	—	—	(91,981)
Deposits	(607,532)	(239,107)	(19,463)	(14,194)	(12,780)	(21,136)	(11,777)	(289,075)	—
Trade Finance	—	—	—	—	—	—	—	—	—
Intragroup	—	—	—	—	—	—	—	—	—
Long-Term Funding	(191,378)	(4,292)	(11,334)	(11,619)	(31,917)	(50,504)	(49,477)	(3,250)	(28,985)
Equity	(116,134)	—	—	—	—	—	—	—	(116,134)
Other Liabilities	(198,480)	—	—	—	—	—	—	—	(198,480)
Total Balance Sheet Liabilities	(1,226,818)	(263,922)	(31,588)	(25,813)	(44,697)	(71,640)	(61,254)	(292,325)	(435,580)
Total Balance Sheet Gap	187,231	161,029	33,146	42,448	56,908	164,306	48,441	(134,260)	(184,786)
Total Off-Balance Sheet Gap	15,009	(8,956)	596	117	599	7,423	4,090	(864)	12,005
Total Structural Gap		152,073	33,742	42,565	57,507	171,729	52,531	(135,124)	(172,781)
Accumulated Gap		152,073	185,815	228,380	285,887	457,616	510,147	375,023	202,242